Commitments and Contingencies (Schedule of Costs to be Transferred to Joint Venture) (Details) - Province of Ontario/Ministry of Research and Innovation ("MRI") [member] $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Total cumulative cost of 2MW Power-To-Gas unit	$ 7,535
Costs remaining to be transferred to the joint venture (Note 10)	1,342
Funding Received from the IDF [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cumulative funding/costs	(2,941)
Cumulative Costs Transferred to the Joint Venture [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cumulative funding/costs	(2,030)
Foreign Exchange Loss On Disposal [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cumulative funding/costs	(146)
Costs Recorded as Research & Product Development Costs [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Cumulative funding/costs	$ (1,076)